Schedule of sales of electricity (Details) MWh in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($) MWh	Dec. 31, 2020 ARS ($) MWh	Dec. 31, 2019 ARS ($) MWh
IfrsStatementLineItems [Line Items]
Total - Revenue	$ 113,500	$ 137,782	$ 184,739
Small demand tariff member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	12,373	11,600	10,768
Total - Revenue	$ 66,852	$ 86,541	$ 109,511
Medium demand segment member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	1,447	1,341	1,549
Total - Revenue	$ 12,150	$ 15,909	$ 24,104
Large demand segment member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	3,492	3,210	3,503
Total - Revenue	$ 28,531	$ 29,921	$ 48,203
Other demand segment member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	4,398	4,028	4,154
Total - Revenue	$ 5,192	$ 4,695	$ 2,159
Subtotal sales of electricity member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	21,710	20,179	19,974
Total - Revenue	$ 112,725	$ 137,066	$ 183,977
Right of use of poles member
IfrsStatementLineItems [Line Items]
Total - Revenue	702	635	582
Connection and reconnection charges member
IfrsStatementLineItems [Line Items]
Total - Revenue	73	81	180
Subtotal other eervices member
IfrsStatementLineItems [Line Items]
Total - Revenue	$ 775	$ 716	$ 762
Energy purchase member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	26,373	25,124	24,960
Total - Revenue	$ (69,800)	$ (87,408)	$ (117,160)